Label		Element	Value
SA Columbia Focused Value Portfolio
Risk/Return:		rr_RiskReturnAbstract
Risk/Return [Heading]		rr_RiskReturnHeading	SA Columbia Focused Value Portfolio (FORMERLY, FOCUS VALUE PORTFOLIO)
Objective [Heading]		rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	The Portfolio’s investment goal is long-term growth of capital.
Expense [Heading]		rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The Portfolio’s annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy (“Variable Contracts”), in which the Portfolio is offered. If the separate account’s fees were shown, the Portfolio’s annual operating expenses would be higher. Please see your Variable Contract prospectus for more details on the separate account fees.

Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Jul. 29, 2016
Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 28% of the average value of its portfolio.

Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	28.00%
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	The Expense Table above has been restated to reflect a complete fiscal year of the contractual Advisory Fee Waiver that was instituted on July 29, 2015.
Expense Example [Heading]		rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same and fee waivers remain in effect only for the period ending July 29, 2016. The Example does not reflect charges imposed by the Variable Contract. If the Variable Contract fees were reflected, the expenses would be higher. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:

Strategy [Heading]		rr_StrategyHeading	Principal Investment Strategies of the Portfolio
Strategy Narrative [Text Block]		rr_StrategyNarrativeTextBlock

The Portfolio attempts to achieve its investment goal by investing in equity securities selected on the basis of value criteria. The Portfolio invests primarily in equity securities of large-cap companies.

The Portfolio utilizes a “focus” strategy, which means the subadviser actively invests in a small number of holdings which constitute some of its favorite stock-picking ideas at any given moment. A focus strategy reflects the belief that, over time, the performance of most investment managers’ “highest confidence” stocks exceeds that of their more diversified portfolios. The Portfolio will generally hold between 30 to 40 securities, although the subadviser may, in its discretion, hold more or fewer securities.

The Portfolio invests substantially in securities of U.S. issuers. The Portfolio may invest in additional financial instruments for the purpose of cash management or to hedge a security position.

Risk [Heading]		rr_RiskHeading	Principal Risks of Investing in the Portfolio
Risk Narrative [Text Block]		rr_RiskNarrativeTextBlock

There can be no assurance that the Portfolio’s investment goal will be met or that the net return on an investment in the Portfolio will exceed what could have been obtained through other investment or savings vehicles. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Portfolio will be able to achieve its investment goal. If the value of the assets of the Portfolio goes down, you could lose money.

The following is a summary description of the principal risks of investing in the Portfolio.

Equity Securities Risk. The Portfolio invests principally in equity securities and is therefore subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly.

Large-Capitalization Companies Risk. Large-cap companies tend to go in and out of favor based on market and economic conditions. Large-cap companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Portfolio’s value may not rise as much as the value of portfolios that emphasize smaller companies.

Focused Portfolio Risk. The Portfolio, because it invests in a limited number of companies, may have more volatility in its net asset value (“NAV”) and is considered to have more risk than a portfolio that invests in a greater number of companies because changes in the value of a single security may have a more significant effect, either negative or positive, on the Portfolio’s NAV. To the extent the Portfolio invests its assets in fewer securities, the Portfolio is subject to greater risk of loss if any of those securities decline in price.

Sector Risk. To the extent the Portfolio invests a significant portion of its assets in one or only a few sectors at a time, the Portfolio will face a greater risk of loss due to factors affecting that single or those few sectors than if the Portfolio always maintained wide diversity among the sectors in which it invests.

Affiliated Fund Rebalancing Risk. The Portfolio may be an investment option for other mutual funds for which SAAMCo serves as investment adviser that are managed as “funds of funds.” From time to time, the Portfolio may experience relatively large redemptions or investments due to the rebalancing of a fund of funds. In the event of such redemptions or investments, the Portfolio could be required to sell securities or to invest cash at a time when it is not advantageous to do so.

Value Investing Risk. When investing in securities which are believed to be undervalued in the market, there is a risk that the market may not recognize a security’s intrinsic value for a long period of time, or that a stock judged to be undervalued may actually be appropriately priced.

Management Risk. The Portfolio is subject to management risk because it is an actively managed investment portfolio. The Portfolio’s portfolio managers apply investment techniques and risk analyses in making investment decisions, but there can be no guarantee that these decisions or individual securities selected by the portfolio managers will produce the desired results.

Market Risk. The Portfolio’s share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments in the U.S. or abroad, changes in investor psychology, or heavy institutional selling. In addition, a subadviser’s assessment of companies held in the Portfolio may prove incorrect, resulting in losses or poor performance even in a rising market.

Issuer Risk. The value of a security may decline for a number of reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services.

Risk Lose Money [Text]		rr_RiskLoseMoney	If the value of the assets of the Portfolio goes down, you could lose money.
Risk Not Insured Depository Institution [Text]		rr_RiskNotInsuredDepositoryInstitution	Shares of the Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock

The following Risk/Return Bar Chart and Table illustrate the risks of investing in shares of the Portfolio by showing changes in the Portfolio’s performance from calendar year to calendar year and comparing the Portfolio’s average annual returns to those of the Russell 3000® Value Index and Russell 1000® Value Index. Effective July 29, 2015, the Portfolio will no longer use the Russell 3000® Value Index, but will continue to use the Russell 1000® Value Index. The primary benchmark for the Portfolio was changed to better reflect the investment universe of the new subadviser. Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Portfolio will perform in the future.

Effective July 29, 2015, Columbia Management Investment Advisers, LLC (“Columbia”) assumed management of the Portfolio, which was previously managed by J.P. Morgan Investment Management, Inc. and Northern Trust Investments, Inc.

Performance Information Illustrates Variability of Returns [Text]		rr_PerformanceInformationIllustratesVariabilityOfReturns	The following Risk/Return Bar Chart and Table illustrate the risks of investing in shares of the Portfolio by showing changes in the Portfolio’s performance from calendar year to calendar year and comparing the Portfolio’s average annual returns to those of the Russell 3000® Value Index and Russell 1000® Value Index.
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	Of course, past performance is not necessarily an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]		rr_BarChartHeading	(Class 2 Shares)
Bar Chart Closing [Text Block]		rr_BarChartClosingTextBlock

During the 10-year period shown in the bar chart, the highest return for a quarter was 19.46% (quarter ended June 30, 2009) and the lowest return for a quarter was -20.77% (quarter ended December 31, 2008). The year-to-date calendar return as of June 30, 2015 was 1.57%.

Year to Date Return, Label		rr_YearToDateReturnLabel	The year-to-date calendar return
Bar Chart, Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Jun. 30, 2015
Bar Chart, Year to Date Return		rr_BarChartYearToDateReturn	1.57%
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	19.46%
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(20.77%)
Performance Table Market Index Changed		rr_PerformanceTableMarketIndexChanged	Effective July 29, 2015, the Portfolio will no longer use the Russell 3000® Value Index, but will continue to use the Russell 1000® Value Index. The primary benchmark for the Portfolio was changed to better reflect the investment universe of the new subadviser.
Caption		rr_AverageAnnualReturnCaption	Average Annual Total Returns (For the periods ended December 31, 2014)
SA Columbia Focused Value Portfolio | Russell 3000® Value Index
Risk/Return:		rr_RiskReturnAbstract
Average Annual Returns, 1 Year		rr_AverageAnnualReturnYear01	12.70%
Average Annual Returns, 5 Years		rr_AverageAnnualReturnYear05	15.34%
Average Annual Returns, 10 Years		rr_AverageAnnualReturnYear10	7.26%
Average Annual Returns, Since Inception		rr_AverageAnnualReturnSinceInception	19.17%
Average Annual Returns, Inception Date		rr_AverageAnnualReturnInceptionDate	Jan. 23, 2012
SA Columbia Focused Value Portfolio | Russell 1000® Value Index
Risk/Return:		rr_RiskReturnAbstract
Average Annual Returns, 1 Year		rr_AverageAnnualReturnYear01	13.45%
Average Annual Returns, 5 Years		rr_AverageAnnualReturnYear05	15.42%
Average Annual Returns, 10 Years		rr_AverageAnnualReturnYear10	7.30%
Average Annual Returns, Since Inception		rr_AverageAnnualReturnSinceInception	19.40%
Average Annual Returns, Inception Date		rr_AverageAnnualReturnInceptionDate	Jan. 23, 2012
SA Columbia Focused Value Portfolio | CLASS 1
Risk/Return:		rr_RiskReturnAbstract
Management Fees		rr_ManagementFeesOverAssets	0.99%
Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses		rr_OtherExpensesOverAssets	0.06%
Total Annual Portfolio Operating Expenses		rr_ExpensesOverAssets	1.05%
Fee Waiver or Reimbursement	[1],[2]	rr_FeeWaiverOrReimbursementOverAssets	(0.32%)
Total Annual Portfolio Operating Expenses After fee Waiver and/or Expense Reimbursement	[1],[2]	rr_NetExpensesOverAssets	0.73%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 75
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	302
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	548
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,254
Average Annual Returns, 1 Year		rr_AverageAnnualReturnYear01	11.34%
Average Annual Returns, Since Inception		rr_AverageAnnualReturnSinceInception	16.66%
Average Annual Returns, Inception Date		rr_AverageAnnualReturnInceptionDate	Jan. 23, 2012
SA Columbia Focused Value Portfolio | Class 2
Risk/Return:		rr_RiskReturnAbstract
Management Fees		rr_ManagementFeesOverAssets	0.99%
Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.15%
Other Expenses		rr_OtherExpensesOverAssets	0.06%
Total Annual Portfolio Operating Expenses		rr_ExpensesOverAssets	1.20%
Fee Waiver or Reimbursement	[1],[2]	rr_FeeWaiverOrReimbursementOverAssets	(0.32%)
Total Annual Portfolio Operating Expenses After fee Waiver and/or Expense Reimbursement	[1],[2]	rr_NetExpensesOverAssets	0.88%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 90
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	349
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	629
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,426
Annual Return 2005		rr_AnnualReturn2005	7.23%
Annual Return 2006		rr_AnnualReturn2006	23.69%
Annual Return 2007		rr_AnnualReturn2007	6.94%
Annual Return 2008		rr_AnnualReturn2008	(36.95%)
Annual Return 2009		rr_AnnualReturn2009	31.47%
Annual Return 2010		rr_AnnualReturn2010	14.83%
Annual Return 2011		rr_AnnualReturn2011	(13.65%)
Annual Return 2012		rr_AnnualReturn2012	15.53%
Annual Return 2013		rr_AnnualReturn2013	31.50%
Annual Return 2014		rr_AnnualReturn2014	11.10%
Average Annual Returns, 1 Year		rr_AverageAnnualReturnYear01	11.10%
Average Annual Returns, 5 Years		rr_AverageAnnualReturnYear05	10.85%
Average Annual Returns, 10 Years		rr_AverageAnnualReturnYear10	7.00%
SA Columbia Focused Value Portfolio | Class 3
Risk/Return:		rr_RiskReturnAbstract
Management Fees		rr_ManagementFeesOverAssets	0.99%
Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses		rr_OtherExpensesOverAssets	0.06%
Total Annual Portfolio Operating Expenses		rr_ExpensesOverAssets	1.30%
Fee Waiver or Reimbursement	[1],[2]	rr_FeeWaiverOrReimbursementOverAssets	(0.32%)
Total Annual Portfolio Operating Expenses After fee Waiver and/or Expense Reimbursement	[1],[2]	rr_NetExpensesOverAssets	0.98%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 100
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	381
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	682
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,540
Average Annual Returns, 1 Year		rr_AverageAnnualReturnYear01	11.05%
Average Annual Returns, 5 Years		rr_AverageAnnualReturnYear05	10.75%
Average Annual Returns, 10 Years		rr_AverageAnnualReturnYear10	6.91%

[1]	Pursuant to an Advisory Fee Waiver Agreement, effective July 29, 2015 through July 29, 2016, the investment adviser, SunAmerica Asset Management, LLC ("SAAMCo" or the "Adviser"), is contractually obligated to waive its advisory fee so that the advisory fee payable by the Portfolio is equal to 0.67% of the Portfolio's daily net assets with respect to the SA Columbia Focused Value Portfolio. This Agreement may be modified or discontinued prior to July 29, 2016 only with the approval of the Board of Trustees of the Portfolio, including a majority of the Independent Trustees.
[2]	The Expense Table above has been restated to reflect a complete fiscal year of the contractual Advisory Fee Waiver that was instituted on July 29, 2015.